Yamana Acquisition - Additional Information (Details) shares in Millions, $ in Millions		9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Value of shares issued	$ 2,823.0		$ 3,307.9
Pan American | Pan American Shareholders
Disclosure of detailed information about business combination [line items]
Ownership percentage	58.00%
Pan American | Former Yamana Shareholders
Disclosure of detailed information about business combination [line items]
Ownership percentage	42.00%
Yamana
Disclosure of detailed information about business combination [line items]
Percentage acquired	100.00%
Number of shares issued (shares) | shares	153.8
Cash received	$ 259.5
Revenue of acquiree		$ 916.1	1,198.3
Net earnings of acquiree		$ 6.5	$ 30.6